Summary of significant accounting policies (Details) - 12 months ended Dec. 31, 2022	CNY (¥)	USD ($)
Summary of significant accounting policies (Details) [Line Items]
Convenience rate	¥ 6,897.2000	$ 1,000
Statutory reserve, percentage	10.00%	10.00%
Surplus fund, percentage	50.00%	50.00%
Minimum [Member] | Equity method investments [Member]
Summary of significant accounting policies (Details) [Line Items]
Ownership, percentage	20.00%	20.00%
Maximum [Member] | Equity method investments [Member]
Summary of significant accounting policies (Details) [Line Items]
Ownership, percentage	50.00%	50.00%